Cover	Jan. 23, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 23, 2025
Entity File Number	001-41865
Entity Registrant Name	GLOBAL LIGHTS ACQUISITION CORP
Entity Central Index Key	0001897971
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 902, Unit 1, 8th Floor, Building 5
Entity Address, Address Line Two	No. 201, Tangli Road
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100123
City Area Code	+86
Local Phone Number	10-5948-0786
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, consisting of one Ordinary Share, $0.0001 par value, and one Right to acquire one-sixth of one Ordinary Share
Document Information [Line Items]
Title of 12(b) Security	Units, consisting of one Ordinary Share, $0.0001 par value, and one Right to acquire one-sixth of one Ordinary Share
Trading Symbol	GLACU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	GLAC
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one-sixth of one Ordinary Share
Document Information [Line Items]
Title of 12(b) Security	Rights, each whole right to acquire one-sixth of one Ordinary Share
Trading Symbol	GLACR
Security Exchange Name	NASDAQ